Note 7 - Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 47-0914596 001 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]

Note 7. Party-in-Interest Transactions

Parties-in-interest are defined under the Department of Labor as any fiduciary of the Plan, any party rendering services to the Plan, the employer, and certain others. As such, transactions conducted by or with Principal, the Plan's trustee, custodian, recordkeeper and third party administrator, and the employer, qualify as party-in-interest transactions.

The Plan allows funds to be invested in the common stock or preferred stock of the Company, the parent company of the Plan Sponsor. Therefore, the Company is a party-in interest. Investment in employer securities is allowed by ERISA and the United States Department of Labor’s Rules and Regulations, and the fair value of the employer common stock is based on quotes from an active market. Dividends received on Company common stock were $149,156 and $136,777 for the year ended December 31, 2025 and 2024, respectively. Dividends received on Company preferred stock were $5,540 and $4,560 for the year ended December 31, 2025 and 2024, respectively.

The Plan’s investments are held in a trust account administered by Delaware Charter Guarantee & Trust Company d/b/a Principal Trust Company. Active participants can purchase the common stock or preferred stock of the Company. At December 31, 2025 and 2024, participants held common stock of 384,894 and 356,752 shares, respectively and preferred stock of 3,103 and 2,582 shares, respectively.

Principal Trust Company provides certain administrative services to the Plan pursuant to an agreement between the Plan and Principal Trust Company. The expenses that can be paid from the participant’s account have to meet certain requirements and must be paid from all accounts in a fair manner. The participant’s share of these plan expenses is paid by a portion of the investment management fees and other expenses that apply to each specific investment in your account.

Certain plan investments were managed by Kestra Advisory Services for the year ended December 31, 2025. Kestra Advisory Services was a fiduciary as defined by the Plan, and therefore, these investment transactions qualify as party-in-interest transactions.